Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Loss Before Provision (Benefit) For Income Taxes
The U.K. and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020

U.K.	$(137,973)	$(326,206)	$(26,846)
Foreign	(45,307)	(278,248)	(1,689)

Loss before income taxes	$(183,280)	$(604,454)	$(28,535)

Summary of Components of The Provision (Benefit) For Income Taxes
The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020

Current:
U.K.	$—	$—	$—
Foreign	1,827	1,708	47

Current tax expense	1,827	1,708	47

Deferred:
U.K.	—	(13,618)	1,650
Foreign	(113)	209	116

Deferred tax expense (benefit)	(113)	(13,409)	1,766

Total	$1,714	$(11,701)	$1,813

Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 19.0% is as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020

U.K. provision at statutory rate	19.0%	19.0%	19.0%
Expenses not deductible for tax purposes	3.4	(1.6)	0.9
Return to provision	—	(0.4)	—
Non-deductible interest expense	—	—	(3.6)
Stock based compensation	—	(19.7)	2.6
Transaction cost adjustment	—	—	(1.4)
Tax rate change	—	0.3	—
Foreign rate difference	7.7	5.3	—
Change in valuation allowance	(31.1)	(0.9)	(21.6)

Effective tax rate	(1.0)%	2.0%	(4.1)%

Summary of Components Of Deferred Tax Assets And Liabilities
The Company’s deferred income tax assets and liabilities as of December 31, 2022 and 2021 are as follows (in thousands):

	Year Ended December 31,	Year Ended December 31,
	2022	2021

Deferred tax assets:
Net operating loss carry forward	$95,735	$48,031
Property and equipment	(70)	(78)
Stock-based compensation	135,837	—
Other	269	180

Deferred tax assets before valuation allowance	231,771	48,133
Valuation allowance	(207,657)	(19,059)

Deferred tax assets, net of valuation allowance	24,114	29,074

Deferred tax liabilities:
Outside basis difference	1,816	2,034
Intangible assets	37,307	43,942

Deferred tax liabilities	39,123	45,976

Net deferred tax assets (liabilities)	$(15,009)	$(16,902)